UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Fidelity® California
Municipal Money Market
Fund

Annual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past 12 months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.56%	$ 1,000.00	$ 1,005.10	$ 2.78
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.02	$ 2.81

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/09	% of fund's investments 8/31/08	% of fund's investments 2/29/08
0 - 30	85.0	87.5	79.7
31 - 90	2.6	5.9	4.4
91 - 180	8.2	1.7	14.5
181 - 397	4.2	4.9	1.4
Weighted Average Maturity
	2/28/09	8/31/08	2/29/08
Fidelity California Municipal Money Market	28 Days	25 Days	29 Days
California Tax-Free Money Market Funds Average*	25 Days	34 Days	25 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
Variable Rate Demand Notes (VRDNs) 75.5%	Variable Rate Demand Notes (VRDNs) 80.5%
Commercial Paper (including CP Mode) 8.3%	Commercial Paper (including CP Mode) 10.2%
Tender Bonds 0.7%	Tender Bonds 0.4%
Municipal Notes 10.8%	Municipal Notes 4.3%
Fidelity Municipal Cash Central Fund 1.1%	Fidelity Municipal Cash Central Fund 2.8%
Other Investments 1.5%	Other Investments 1.8%
Net Other Assets 2.1%	Net Other Assets 0.0%

Current and Historical Seven-Day Yields

	3/2/09	12/1/08	9/01/08	6/2/08	3/3/08
Fidelity California Municipal Money Market Fund	.12%	.36%	1.37%	1.43%	2.43%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.07% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	$ 4,300	$ 4,300
California - 90.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.57%, LOC Bank of America NA, VRDN (c)	15,900	15,900
(On Lok Sr. Health Svcs. Proj.) Series 2008, 0.47%, LOC Wells Fargo Bank NA, VRDN (c)	4,710	4,710
(Point Loma Nazarene Univ. Proj.) Series 2008, 0.37%, LOC Wells Fargo Bank NA, VRDN (c)	6,000	6,000
(Schools of the Sacred Heart - San Francisco Proj.):
Series 2008 A, 0.4%, LOC Bank of America NA, VRDN (c)	1,000	1,000
Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (c)	6,640	6,640
(Sharp Healthcare Proj.) Series 2009 A, 0.44%, LOC Bank of America NA, VRDN (c)	18,600	18,600
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 0.63%, LOC Union Bank of California, VRDN (c)(f)	11,500	11,500
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.67%, LOC Freddie Mac, VRDN (c)(f)	14,580	14,580
Anaheim Pub. Fing. Auth. Rev. Participating VRDN:
Series BA 08 3035X, 0.92% (Liquidity Facility Bank of America NA) (c)(h)	6,385	6,385
Series ROC II R 11407, 0.69% (Liquidity Facility Citibank NA) (c)(h)	15,000	15,000
Series ROC II R 781PB, 0.89% (Liquidity Facility Deutsche Postbank AG) (c)(h)	19,035	19,035
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series BA 08 1058, 0.57% (Liquidity Facility Bank of America NA) (c)(h)	2,250	2,250
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.63% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	6,930	6,930
Series Putters 3211, 0.55% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	6,500	6,500
Berkeley Unified School District Gen. Oblig. TRAN 3% 11/24/09	10,100	10,236
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.65%, LOC Fannie Mae, VRDN (c)(f)	14,288	14,288
California Cmntys. Note Prog. TRAN:
Series 2008 A3, 3% 6/30/09	14,100	14,163
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Cmntys. Note Prog. TRAN: - continued
Series 2008 A4, 3% 6/30/09	$ 12,100	$ 12,154
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series 1:
1.5% 3/5/09, CP	13,035	13,035
2.75% 3/5/09, CP	2,240	2,240
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 B1, 0.35%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	102,595	102,595
Series 2002 B3, 0.35%, LOC Bank of New York, New York, VRDN (c)	46,200	46,200
Series 2002 B4, 0.25%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	48,450	48,450
Series 2002 B5, 0.45%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (c)	58,700	58,700
Series 2002 C10, 0.5%, LOC Landesbank Hessen-Thuringen, VRDN (c)	26,375	26,375
Series 2002 C14, 0.4%, LOC WestLB AG, VRDN (c)	12,565	12,565
Series 2002 C15, 0.28%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	5,280	5,280
Series 2002 C4, 0.35%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (c)	48,800	48,800
Series 2002 C8, 0.35%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	69,550	69,550
Series 2008 J2, 0.4%, LOC JPMorgan Chase Bank, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	88,950	88,950
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series BBT 08 28, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	7,270	7,270
California Econ. Recovery:
Bonds:
Series 2004 A:
5% 7/1/09	17,200	17,404
5.25% 1/1/10	7,195	7,437
Series 2008 A, 5% 7/1/09	6,500	6,573
Series 2004 C11, 0.3%, LOC BNP Paribas SA, VRDN (c)	18,185	18,185
California Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 07 0066, 0.63% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	14,200	14,200
(California Institute of Technology Proj.) Series 2006 B, 0.3%, VRDN (c)	3,700	3,700
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 0.32%, VRDN (c)(f)	16,005	16,005
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Bonds:
4% 3/1/09	$ 14,200	$ 14,200
5.5% 9/1/29 (Pre-Refunded to 9/1/09 @ 101) (g)	10,000	10,278
Participating VRDN Series ROC II R 11402, 0.85% (Liquidity Facility Citibank NA) (c)(h)	9,200	9,200
Series 2003 A1, 0.35%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (c)	9,250	9,250
Series 2003 A2, 0.25%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (c)	31,000	31,000
Series 2003 B2, 0.4%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (c)	37,900	37,900
Series 2003 B3, 0.25%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (c)	45,300	45,300
Series 2003 C2, 0.65%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (c)	10,000	10,000
Series 2005 A2, 0.47%, LOC Calyon SA, VRDN (c)	33,150	33,150
Series 2005 B2, 0.4%, LOC Societe Generale, VRDN (c)	1,370	1,370
Series 2005 B3, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)	32,305	32,305
Series 2005 B4, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Series 2005 B6, 0.4%, LOC KBC Bank NV, VRDN (c)	44,000	44,000
Series 2005 B7, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (c)	16,200	16,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 A, 0.44%, LOC Bank of America NA, VRDN (c)	50,850	50,850
Series 2008 C, 0.44%, LOC Bank of America NA, VRDN (c)	42,800	42,800
(Scripps Health Proj.):
Series 2008 C, 0.37%, LOC Union Bank of California, VRDN (c)	8,535	8,535
Series 2008 F, 0.34%, LOC Northern Trust Co., Chicago, VRDN (c)	7,300	7,300
California Infrastructure & Econ. Dev. Bank Rev. (Betts Spring Co. Proj.) Series 2008, 0.65%, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds (The J. Paul Getty Trust Proj.):
Series 2007 A1, 1.7%, tender 4/1/09 (c)	8,800	8,800
Series 2007 A4, 1.7%, tender 4/1/09 (c)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(California Academy of Sciences Proj.):
Series 2008 A, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 31,750	$ 31,750
Series 2008 C, 0.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	24,165	24,165
(Orange County Performing Arts Ctr. Proj.) Series 2008 B, 0.37%, LOC Wells Fargo Bank NA, VRDN (c)	20,000	20,000
(The American Nat'l. Red Cross Proj.) Series 2008, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,985	4,985
California Muni. Fin. Auth. Solid Waste Rev. (Allied Waste North America, Inc. Proj.) Series 2008 B, 0.65%, LOC Bank of America NA, VRDN (c)(f)	51,750	51,750
California Poll. Cont. Fing. Auth. Bonds Series 2008 A, 1%, tender 6/1/09 (Liquidity Facility BP PLC) (c)(i)	13,750	13,750
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 0.38%, LOC JPMorgan Chase Bank, VRDN (c)	18,000	18,000
Series 1996 E, 0.38%, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
Series 1996 F, 0.38%, LOC JPMorgan Chase Bank, VRDN (c)	11,200	11,200
Series 1997 B, 0.54%, LOC JPMorgan Chase Bank, VRDN (c)(f)	135,990	135,990
California Poll. Cont. Fing. Auth. Envir. Impt. Rev.:
(Air Products & Chemicals Proj.) Series 1997 B, 0.74%, VRDN (c)(f)	32,000	32,000
(Atlantic Richfield Co. Proj.) Series 1997 A, 0.5% (BP PLC Guaranteed), VRDN (c)(f)	5,525	5,525
(Browning Ferris Ind. Proj.) Series 1997 B, 0.57%, LOC Deutsche Bank AG, VRDN (c)(f)	10,000	10,000
California Poll. Cont. Fing. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001, 0.32% (Exxon Mobil Corp. Guaranteed), VRDN (c)(f)	1,000	1,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev.:
(Atlantic Richfield Co. Proj.) Series 1994 A, 0.47%, VRDN (c)(f)	43,500	43,500
(Burney Forest Prod. Proj.) 0.6%, LOC Union Bank of California, VRDN (c)(f)	13,900	13,900
California State Univ. Rev. Series 2001 A:
0.5% 3/2/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,400	5,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev. Series 2001 A: - continued
0.7% 5/6/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 20,781	$ 20,781
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 0.65%, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.95%, LOC Wells Fargo Bank NA, VRDN (c)(f)	680	680
(Rix Industries Proj.) Series 1996 I, 0.95%, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,040	1,040
(Supreme Truck Bodies of California Proj.) 0.95%, LOC JPMorgan Chase Bank, VRDN (c)(f)	650	650
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.65%, LOC Fannie Mae, VRDN (c)(f)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.65%, LOC Freddie Mac, VRDN (c)(f)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.67%, LOC Fannie Mae, VRDN (c)(f)	17,300	17,300
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.72%, LOC Fannie Mae, VRDN (c)(f)	5,165	5,165
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.65%, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.65%, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
(Grove Apts. Proj.) Series X, 0.65%, LOC Fannie Mae, VRDN (c)(f)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.65%, LOC Freddie Mac, VRDN (c)(f)	11,000	11,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 1.3%, LOC Wells Fargo Bank NA, VRDN (c)(f)	17,900	17,900
Series 2001 W2, 1.3%, LOC Wells Fargo Bank NA, VRDN (c)(f)	19,638	19,638
Series 2001 W3, 1.3%, LOC Wells Fargo Bank NA, VRDN (c)(f)	18,000	18,000
(Maple Square Apt. Proj.) Series AA, 0.59%, LOC Citibank NA, VRDN (c)(f)	19,800	19,800
(Marlin Cove Apts. Proj.) Series V, 0.65%, LOC Fannie Mae, VRDN (c)(f)	34,000	34,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.65%, LOC Fannie Mae, VRDN (c)(f)	41,800	41,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Northwood Apts. Proj.) Series N, 0.65%, LOC Freddie Mac, VRDN (c)(f)	$ 5,000	$ 5,000
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.6%, LOC Freddie Mac, VRDN (c)(f)	10,000	10,000
(River Run Sr. Apts. Proj.) Series LL, 0.65%, LOC Fannie Mae, VRDN (c)(f)	13,505	13,505
(Salvation Army S.F. Proj.) 0.65%, LOC Fannie Mae, VRDN (c)(f)	17,445	17,445
(Sunrise Fresno Proj.) Series B, 0.65%, LOC Fannie Mae, VRDN (c)(f)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 0.64%, LOC California Teachers Retirement Sys., VRDN (c)(f)	6,725	6,725
(The Crossings at Elk Grove Apts.) Series H, 0.59%, LOC Citibank NA, VRDN (c)(f)	8,050	8,050
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.65%, LOC Fannie Mae, VRDN (c)(f)	14,130	14,130
(Vineyard Creek Apts. Proj.) Series O, 0.65%, LOC Fannie Mae, VRDN (c)(f)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 0.65%, LOC Fannie Mae, VRDN (c)(f)	13,950	13,950
(Vizcaya Apts. Proj.) Series B, 0.65%, LOC Freddie Mac, VRDN (c)(f)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.65%, LOC Fannie Mae, VRDN (c)(f)	32,500	32,495
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2004 K, 1.8% tender 3/5/09, CP mode	11,300	11,300
Series 2008 C, 1.95%, tender 5/28/09 (c)	14,000	14,000
(Catholic Healthcare West Proj.) Series 2008 G, 0.44%, LOC Bank of America NA, VRDN (c)	8,600	8,600
(Childrens Hosp. Los Angeles Proj.):
Series 2008 A, 0.4%, LOC Bank of America NA, VRDN (c)	16,700	16,700
Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (c)	33,000	33,000
(Cottage Health Sys. Obligated Group Proj.):
Series 2008 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	28,000	28,000
Series 2008 E, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	21,990	21,990
(JTF Enterprises LLC Proj.) Series 1996 A, 0.95%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.):
Series 2004 L, 0.37%, VRDN (c)	$ 7,000	$ 7,000
Series 2004 M, 0.37%, VRDN (c)	7,700	7,700
Series 2008 A, 0.25%, VRDN (c)	81,300	81,300
(Los Angeles County Museum of Art Proj.):
Series 2008 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (c)	31,000	31,000
Series 2008 C, 0.4%, LOC Wells Fargo Bank NA, VRDN (c)	13,600	13,600
Series 2008 D, 0.35%, LOC Wells Fargo Bank NA, VRDN (c)	35,500	35,500
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.6%, LOC BNP Paribas SA, VRDN (c)	1,900	1,900
(Oakmont Stockton Proj.) Series 1997 C, 0.61%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	5,960	5,960
Series 2008 B, 0.3% 3/4/09, CP	17,500	17,500
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 0.37%, LOC Wells Fargo Bank NA, VRDN (c)	6,100	6,100
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.65%, LOC Fannie Mae, VRDN (c)(f)	600	600
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (1994 Rfdg. Proj.) Series 2008 A, 0.36%, LOC Wells Fargo Bank NA, VRDN (c)	4,600	4,600
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2004 F, 0.53%, VRDN (c)(f)	15,000	15,000
Chula Vista Multi-Family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 0.5%, LOC Fannie Mae, VRDN (c)(f)	18,970	18,970
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 0.67%, LOC Freddie Mac, VRDN (c)(f)	28,700	28,700
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series EBL 07 0072, 1% (Liquidity Facility Citibank NA) (c)(h)	6,600	6,600
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 0045, 1% (Liquidity Facility Citibank NA) (c)(h)	11,900	11,900
Series ROC II R 10397, 1.01% (Liquidity Facility Citibank NA) (c)(h)	6,500	6,500
Series 1988, 0.25% 3/12/09, CP	24,900	24,900
Series 1998, 0.65% 3/11/09, CP	15,600	15,600
Series 2008 B1, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	15,240	15,240
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Fremont Gen. Oblig. TRAN 3% 9/29/09	$ 15,300	$ 15,415
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	76,200	76,200
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series Putters 2091, 0.82% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,630	2,630
Irvine Impt. Bond Act of 1915 (Assessment District #89-10 Proj.) 0.45%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)	11,645	11,645
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 0.4%, LOC Landesbank Baden-Wuert, VRDN (c)	11,165	11,165
Livermore Gen. Oblig. TRAN 3.5% 11/2/09	10,850	10,943
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.65%, LOC Freddie Mac, VRDN (c)(f)	6,525	6,525
Long Beach Hbr. Rev. Participating VRDN Series SG 147, 0.64% (Liquidity Facility Societe Generale) (c)(f)(h)	9,890	9,890
Los Angeles Cmnty. College District:
Participating VRDN Series ROC II R 12018, 1.01% (Liquidity Facility Citibank NA) (c)(h)	10,000	10,000
BAN Series A, 1% 4/30/09	10,300	10,300
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.65%, LOC Fannie Mae, VRDN (c)(f)	55,600	55,600
(Wilshire Station Apts. Proj.):
Series A, 0.7%, LOC Bank of America NA, VRDN (c)(f)	2,500	2,500
0.7%, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
Los Angeles County Gen. Oblig.:
TRAN Series A, 3% 6/30/09	52,000	52,165
0.33% 3/3/09, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	34,000	34,000
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.65%, LOC Freddie Mac, VRDN (c)(f)	18,900	18,900
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series EGL 03 27, 1% (Liquidity Facility Citibank NA) (c)(h)	14,850	14,850
Los Angeles Dept. Arpt. Rev. Series 2003 A, 0.35%, LOC BNP Paribas SA, VRDN (c)(f)	17,700	17,700
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series EGL 06 10 Class A, 1.02% (Liquidity Facility Citibank NA) (c)(h)	15,600	15,600
Series EGL 7 05 3026, 1.02% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	17,900	17,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Participating VRDN:
Series Putters 3285, 0.55% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	$ 3,895	$ 3,895
Series Putters 3332, 0.55% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	6,660	6,660
Series 2001 B2, 0.35% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (c)	13,805	13,805
Series 2001 B5, 0.35% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (c)	36,400	36,400
Series 2001 B6, 0.4% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (c)	1,600	1,600
Series 2001 B7, 0.35% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (c)	31,000	31,000
Series 2002 A4, 0.3% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)	21,400	21,400
Series 2002 A7, 0.34% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	40,350	40,350
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0044, 1% (Liquidity Facility Citibank NA) (c)(h)	13,950	13,950
Series EGL 06 0067, 1.02% (Liquidity Facility Citibank NA) (c)(h)	30,865	30,865
Series EGL 06 34 Class A, 1% (Liquidity Facility Citibank NA) (c)(h)	21,110	21,110
Los Angeles Gen. Oblig. TRAN 3% 6/30/09	183,700	184,518
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series DB 634, 0.62% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	14,780	14,780
Series ROC II R 559, 0.96% (Liquidity Facility Citibank NA) (c)(f)(h)	30,665	30,665
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.67%, LOC Freddie Mac, VRDN (c)(f)	51,315	51,315
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN Series PZ 158, 0.57% (Liquidity Facility Wells Fargo & Co.) (c)(h)	11,320	11,320
Series 2004 A1, 1.52% 3/5/09, LOC Bank of America NA, CP	9,800	9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District:
Participating VRDN:
Series BA 08 1049, 0.92% (Liquidity Facility Bank of America NA) (c)(h)	$ 16,200	$ 16,200
Series Clipper 07 11, 0.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	7,290	7,290
Series EGL 06 88 Class A, 1.02% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	7,800	7,800
Series EGL 07 0061, 1% (Liquidity Facility Citibank NA) (c)(h)	14,500	14,500
TRAN Series A, 3% 7/30/09	50,000	50,302
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series EGL 7 05 3003, 0.82% (Liquidity Facility Citibank NA) (c)(h)	44,500	44,500
Series 2008 C, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	16,900	16,900
Series 2008 G, 0.42%, LOC Bank of America NA, VRDN (c)	14,000	14,000
0.7% 3/6/09 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	77,200	77,200
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN Series EGL 07 71, 0.63% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	22,350	22,350
Series 2000 B1, 0.45% (Liquidity Facility WestLB AG), VRDN (c)	46,505	46,505
Series 2004 A2, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	7,100	7,100
Series 2008 A2, 0.34% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	43,750	43,750
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 0.65%, LOC Fannie Mae, VRDN (c)(f)	25,000	25,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (c)	33,620	33,620
Olcese Wtr. District Bonds (Rio Bravo Wtr. Delivery Sys. Proj.) Series 1986 A, 0.55% tender 4/8/09, LOC Sumitomo Mitsui Banking Corp., CP mode (f)	5,700	5,700
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.65%, LOC Fannie Mae, VRDN (c)(f)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.65%, LOC Freddie Mac, VRDN (c)(f)	500	500
(Wood Canyon Villas Proj.) Series 2001 E, 0.65%, LOC Fannie Mae, VRDN (c)(f)	2,275	2,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Irvine Coast Assessment District #88 1 0.35%, LOC KBC Bank NV, LOC Kredietbank NV, VRDN (c)	$ 4,700	$ 4,700
Orange County Rfdg. Recovery TRAN 3% 6/30/09	16,300	16,378
Orange County Sanitation District Ctfs. of Prtn.:
Participating VRDN:
Series BA 07 1039, 0.92% (Liquidity Facility Bank of America NA) (c)(h)	4,335	4,335
Series MS 06 2222, 0.62% (Liquidity Facility Wells Fargo & Co.) (c)(h)(i)	15,577	15,577
BAN Series 2008 C, 2.5% 12/10/09	62,115	62,842
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2008 A, 0.42% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	31,950	31,950
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 0.67%, LOC Fannie Mae, VRDN (c)(f)	21,000	21,000
Peralta Cmnty. College District Gen. Oblig. Participating VRDN Series BA 08 3027X, 0.92% (Liquidity Facility Bank of America NA) (c)(h)	8,080	8,080
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.6%, LOC Fannie Mae, VRDN (c)(f)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.65%, LOC Fannie Mae, VRDN (c)(f)	10,850	10,850
Port of Oakland Port Rev. Series D, 0.45% 3/5/09, LOC BNP Paribas SA, LOC Lloyds TSB Bank PLC, CP (f)	2,500	2,500
Rancho Wtr. District Fing. Auth. Rev. Series 2008 B, 0.7%, LOC UBS AG, VRDN (c)	1,500	1,500
Richmond Wastewtr. Rev. Series 2008 A, 0.45%, LOC Union Bank of California, VRDN (c)	4,000	4,000
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.39%, LOC Union Bank of California, VRDN (c)	10,400	10,400
Riverside County Gen. Oblig. Series B:
0.55% 6/11/09, LOC Bank of Nova Scotia, New York Agcy., CP	9,900	9,900
0.6% 3/12/09, LOC Bank of Nova Scotia, New York Agcy., CP	12,900	12,900
0.65% 3/5/09, LOC Bank of Nova Scotia, New York Agcy., CP	12,200	12,200
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.52%, LOC Wells Fargo Bank NA, VRDN (c)(f)	945	945
Riverside County Trans. Commission Sales Tax Rev.:
Series 2005 A:
0.4% 3/12/09, LOC Bank of America NA, CP	22,000	22,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Trans. Commission Sales Tax Rev.: - continued
Series 2005 A:
0.55% 3/10/09, LOC Bank of America NA, CP	$ 14,000	$ 14,000
Series 2005 B, 0.45% 4/3/09, LOC Bank of America NA, CP	28,000	28,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.4%, LOC Bank of America NA, VRDN (c)	19,500	19,500
Riverside Elec. Rev.:
Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (c)	54,900	54,900
Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (c)	24,950	24,950
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.85%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,920	2,920
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.6%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 0.65%, LOC Fannie Mae, VRDN (c)(f)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.6%, LOC Fannie Mae, VRDN (c)(f)	3,750	3,750
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 0.65%, LOC Fannie Mae, VRDN (c)(f)	8,225	8,225
(Valencia Point Apts. Proj.) 0.65%, LOC Fannie Mae, VRDN (c)(f)	4,900	4,900
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.65%, LOC Fannie Mae, VRDN (c)(f)	21,075	21,075
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.47%, LOC Fannie Mae, VRDN (c)	1,675	1,675
San Diego County & School District TRAN:
Series 2008 B, 3.5% 6/30/09	12,600	12,677
3.5% 6/30/09	13,000	13,082
San Diego County Ctfs. of Prtn. (Sidney Kimmel Cancer Ctr. Proj.) Series 2005, 0.4%, LOC Bank of America NA, VRDN (c)	1,905	1,905
San Diego County Reg'l. Arpt. Auth. Series 2007 B, 0.7% 3/3/09, LOC Lloyds TSB Bank PLC, CP (f)	9,750	9,750
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 1.3% 3/2/09 (Liquidity Facility Dexia Cr. Local de France), CP	17,000	17,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.97% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	6,840	6,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN: - continued
Series Putters 3028, 0.97% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	$ 8,715	$ 8,715
San Diego Hsg. Auth. Multi-family Hsg.:
(Bay Vista Apts. Proj.) Series A, 0.65%, LOC Fannie Mae, VRDN (c)(f)	4,800	4,800
(Delta Village Apts. Proj.) Series A, 0.75%, LOC Citibank NA, VRDN (c)(f)	6,800	6,800
(Stratton Apts. Proj.) Series 2000 A, 0.65%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
San Diego Unified School District TRAN Series A, 3% 7/1/09	26,800	26,921
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series BA 08 3041X, 0.92% (Liquidity Facility Bank of America NA) (c)(h)	6,665	6,665
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 34A, 1.02% (Assured Guaranty Corp. Insured), VRDN (c)(f)	1,950	1,950
Second Series 36A, 0.65%, LOC Wells Fargo Bank NA, VRDN (c)(f)	34,750	34,750
Second Series 36B, 0.65%, LOC Union Bank of California, VRDN (c)(f)	40,620	40,620
San Francisco City & County Pub. Util. Commission Wtr. Rev. 2.75% 3/12/09, LOC Bank of America NA, CP	33,800	33,800
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Antonia Manor Apts. Proj.) Series 2000 E, 0.62%, LOC Citibank NA, VRDN (c)(f)	2,450	2,450
San Francisco City & County Unified School District TRAN Series 2008, 3% 11/25/09	12,500	12,688
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 2, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	21,000	21,000
San Gabriel Valley Govt. 0.48% 5/4/09, LOC Bayerische Landesbank Girozentrale, CP	16,200	16,200
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Garage Proj.) Series 2008 B, 0.4%, LOC Bank of America NA, LOC California Teachers Retirement Sys., VRDN (c)	18,290	18,290
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.65%, LOC Fannie Mae, VRDN (c)(f)	20,715	20,715
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.65%, LOC Fannie Mae, VRDN (c)(f)	9,475	9,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev.: - continued
(Las Ventanas Apts. Proj.) Series 2008 B, 0.67%, LOC Freddie Mac, VRDN (c)	$ 12,950	$ 12,950
San Mateo County Cmnty. College District Participating VRDN Series ROC II R 12120, 0.63% (Liquidity Facility Citibank NA) (c)(h)	29,000	29,000
San Mateo-Foster City School District BAN Series 2009, 1.75% 3/1/10 (b)	10,175	10,282
San Pablo Redev. Agcy. 0.5%, LOC Union Bank of California, VRDN (c)	9,000	9,000
Santa Ana Hsg. Auth. 0.65%, LOC Fannie Mae, VRDN (c)(f)	8,140	8,140
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.4%, LOC Bank of America NA, VRDN (c)	38,000	38,000
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.85%, LOC Union Bank of California, VRDN (c)(f)	12,145	12,145
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)	1,300	1,300
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.65%, LOC Fannie Mae, VRDN (c)(f)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.65%, LOC Fannie Mae, VRDN (c)(f)	29,925	29,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 0.82%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	2,630	2,630
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.65%, LOC Fannie Mae, VRDN (c)(f)	17,500	17,500
Sonoma County Gen. Oblig. TRAN 3% 10/29/09	67,700	68,437
South Placer Wastewtr. Auth. Rev. Series 2008 A, 0.75%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (c)	27,200	27,200
Southern California Pub. Pwr. Auth. Rev.:
Bonds (Canyon Pwr. Proj.) Series 2008 A, 2.5% 12/2/09	30,000	30,337
(Magnolia Pwr. Proj.) Series 2007-1 1.42% (Liquidity Facility KBC Bank NV), VRDN (c)	70,110	70,110
(Palo Verde Proj.) Series 2008 A, 0.38%, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Univ. of California Revs.:
Bonds Series K, 5% 5/15/09	7,360	7,413
Participating VRDN:
Series Putters 2496, 0.97% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,660	2,660
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Participating VRDN:
Series Putters 2497, 0.55% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	$ 825	$ 825
Series A:
0.3% 3/10/09, CP	10,500	10,500
0.3% 4/3/09, CP	11,100	11,100
0.35% 5/1/09, CP	15,700	15,700
		5,217,811
Florida - 0.4%
Ocean Hwy. & Port Auth. Rev. 0.78%, LOC Wachovia Bank NA, VRDN (c)(f)	8,900	8,900
Sunshine State Govt. Fing. Commission Rev. Series L, 2.65% 3/2/09, LOC Dexia Cr. Local de France, CP (f)	15,000	15,000
		23,900
Georgia - 0.2%
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.78%, LOC Wachovia Bank NA, VRDN (c)(f)	6,700	6,700
Hall County Gainesville Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 1.02% (Assured Guaranty Corp. Insured), VRDN (c)	2,000	2,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 0.83%, LOC Wachovia Bank NA, VRDN (c)(f)	3,725	3,725
		12,425
Illinois - 0.1%
Illinois Gen. Oblig. Participating VRDN Series ROC II R 12020, 1.07% (Liquidity Facility Citibank NA) (c)(h)	7,200	7,200
Kentucky - 0.8%
Carroll County Envir. Facilities Rev.:
(Kentucky Utils. Co. Proj.) Series 2008 A, 0.9%, LOC Commerzbank AG, VRDN (c)(f)	13,647	13,647
Series 2004 A, 0.9%, LOC Commerzbank AG, VRDN (c)(f)	9,300	9,300
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 4%, VRDN (c)(f)	25,900	25,900
		48,847
Louisiana - 0.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 10399, 1.06% (Liquidity Facility Citibank NA) (c)(h)	14,700	14,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series DC 8031, 1.5% (Liquidity Facility Dexia Cr. Local de France) (c)(h)	$ 17,200	$ 17,200
Michigan - 0.1%
Wayne County Arpt. Auth. Rev. Series 2008 E, 0.78%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,100	7,100
Mississippi - 0.1%
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.82%, LOC Wachovia Bank NA, VRDN (c)(f)	7,700	7,700
Nebraska - 0.0%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2006 G, 0.78% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	95	95
Nevada - 0.7%
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 0.77%, LOC Bayerische Landesbank, VRDN (c)(f)	19,200	19,200
Series 2005 A2, 0.77%, LOC Bayerische Landesbank, VRDN (c)(f)	19,200	19,200
		38,400
North Carolina - 0.1%
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.78%, LOC Wachovia Bank NA, VRDN (c)(f)	4,700	4,700
Ohio - 0.6%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 B, 3.77%, VRDN (c)(f)	21,200	21,200
Series 2007 C, 3.77%, VRDN (c)(f)	16,000	16,000
		37,200
Puerto Rico - 1.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.75%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	47,800	47,800
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Putters 2761, 0.6% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	9,990	9,990
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A9, 0.38%, LOC Wachovia Bank NA, VRDN (c)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.: - continued
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	$ 16,400	$ 16,491
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	9,100	9,151
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	8,300	8,346
		101,778
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Turnils North America Proj.) Series 1999, 0.78%, LOC Wachovia Bank NA, VRDN (c)(f)	6,265	6,265
Texas - 0.5%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 1.01%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	10,000	10,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 1.01%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	9,350	9,350
Houston Util. Sys. Rev. Series 2004 A, 1.6% 3/2/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	8,425	8,425
		27,775
	Shares
Other - 1.1%
Fidelity Municipal Cash Central Fund, 0.63% (d)(e)	61,281	61,281
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $5,638,677)		5,638,677
NET OTHER ASSETS - 2.1%		122,734
NET ASSETS - 100%		$ 5,761,411
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,350,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,327,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Date	Cost (000s)
California Poll. Cont. Fing. Auth. Series 2008 A, 1%, tender 6/1/09 (Liquidity Facility BP PLC)	12/3/08	$ 13,750
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.62% (Liquidity Facility Wells Fargo & Co.)	12/21/07 - 8/15/08	$ 15,577
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 2,082
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,638,677	$ -	$ 5,638,677	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,577,396)	$ 5,577,396
Fidelity Central Funds (cost $61,281)	61,281
Total Investments (cost $5,638,677)		$ 5,638,677
Cash		17,253
Receivable for investments sold		69,642
Receivable for fund shares sold		103,736
Interest receivable		14,293
Distributions receivable from Fidelity Central Funds		25
Prepaid expenses		498
Other receivables		18
Total assets		5,844,142

Liabilities
Payable for investments purchased on a delayed delivery basis	10,282
Payable for fund shares redeemed	68,429
Distributions payable	3
Accrued management fee	1,752
Other affiliated payables	2,205
Other payables and accrued expenses	60
Total liabilities		82,731

Net Assets		$ 5,761,411
Net Assets consist of:
Paid in capital		$ 5,761,488
Accumulated undistributed net realized gain (loss) on investments		(77)
Net Assets, for 5,759,888 shares outstanding		$ 5,761,411
Net Asset Value, offering price and redemption price per share ($5,761,411 ÷ 5,759,888 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2009

Investment Income
Interest		$ 110,566
Income from Fidelity Central Funds		2,082
Total income		112,648

Expenses
Management fee	$ 23,012
Transfer agent fees	8,340
Accounting fees and expenses	528
Custodian fees and expenses	97
Independent trustees' compensation	25
Registration fees	62
Audit	55
Legal	26
Miscellaneous	1,201
Total expenses before reductions	33,346
Expense reductions	(2,288)	31,058
Net investment income		81,590
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		142
Net increase in net assets resulting from operations		$ 81,732

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 81,590	$ 156,518
Net realized gain (loss)	142	1,139
Net increase in net assets resulting from operations	81,732	157,657
Distributions to shareholders from net investment income	(81,592)	(156,571)
Distributions to shareholders from net realized gain	(1,249)	(378)
Total distributions	(82,841)	(156,949)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	27,544,557	25,473,527
Reinvestment of distributions	81,419	154,500
Cost of shares redeemed	(27,914,159)	(24,340,003)
Net increase (decrease) in net assets and shares resulting from share transactions	(288,183)	1,288,024
Total increase (decrease) in net assets	(289,292)	1,288,732

Net Assets
Beginning of period	6,050,703	4,761,971
End of period	$ 5,761,411	$ 6,050,703

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,

2009

2008 D

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.030	.030	.022	.009
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations	.013	.030	.030	.022	.009
Distributions from net investment income	(.013)	(.030)	(.030)	(.022)	(.009)
Distributions from net realized gain	- E	- E	-	-	-
Total distributions	(.013)	(.030)	(.030)	(.022)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.32%	3.06%	3.09%	2.19%	.87%
Ratios to Average Net Assets B, C
Expenses before reductions	.53%	.51%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.53%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.50%	.41%	.38%	.41%	.50%
Net investment income	1.30%	2.98%	3.05%	2.18%	.88%
Supplemental Data
Net assets, end of period (in millions)	$ 5,761	$ 6,051	$ 4,762	$ 4,096	$ 3,474

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009 for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses - continued

eligible to receive a payment from the Treasury upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. On April 13, 2009, the Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through September 18, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	1

Cost for federal income tax purposes	$ 5,638,677

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Tax-exempt Income	$ 81,592	$ 156,571
Ordinary Income	624	-
Long-term Capital Gains	625	378
Total	$ 82,841	$ 156,949

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $83 and $2,205, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

7. Other - continued

The supply of municipal money market securities has declined significantly due to market volatility. As a result the Fund's cash position may be significant during the period.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Fidelity California Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Money Market Fund (a fund of Fidelity California Municipal Trust II) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended forMichael E. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During the fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 38.18% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management &
Research (Japan) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CFS-UANN-0409
1.855630.101

Fidelity®
California AMT Tax-Free
Money Market Fund -

California AMT Tax-Free
Money Market

Institutional Class

Service Class

Annual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
California AMT Tax-Free Money Market	.35%
Actual		$ 1,000.00	$ 1,005.90	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Institutional Class	.24%**
Actual		$ 1,000.00	$ 1,006.40	$ 1.19**
HypotheticalA		$ 1,000.00	$ 1,023.60	$ 1.20**
Service Class	.50%**
Actual		$ 1,000.00	$ 1,005.20	$ 2.49**
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December, 2008 (see Note 3 of the Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Institutional Class	.25%
Actual		$ 1.24
HypotheticalA		$ 1.25
Service Class	.51%
Actual		$ 2.54
HypotheticalA		$ 2.56

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/09	% of fund's investments 8/31/08	% of fund's investments 2/29/08
0 - 30	81.3	84.3	78.7
31 - 90	3.2	7.6	3.4
91 - 180	10.8	1.6	15.5
181 - 397	4.7	6.5	2.4
Weighted Average Maturity
	2/28/09	8/31/08	2/29/08
Fidelity California AMT Tax-Free Money Market Fund	34 Days	30 Days	32 Days
California Tax-Free Money Market Funds Average *	25 Days	34 Days	25 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
Variable Rate Demand Notes (VRDNs) 69.2%	Variable Rate Demand Notes (VRDNs) 75.7%
Commercial Paper (including CP Mode) 11.5%	Commercial Paper (including CP Mode) 12.3%
Tender Bonds 0.9%	Tender Bonds 0.9%
Municipal Notes 13.9%	Municipal Notes 6.1%
Fidelity Tax-Free Cash Central Fund 1.1%	Fidelity Tax-Free Cash Central Fund 2.8%
Other Investments 2.1%	Other Investments 1.9%
Net Other Assets 1.3%	Net Other Assets 0.3%

*Source: iMoneyNet, Inc.

Annual Report

Current and Historical Seven-Day Yields

	3/2/09	12/1/08	9/1/08	6/2/08	3/3/08
California AMT Tax-Free Money Market	0.33%	0.57%	1.50%	1.60%	2.68%

If Fidelity had not reimbursed certain class expenses	-	-	-	-	-

Fidelity California AMT Tax-Free Money Market - Institutional Class	0.45%	0.67%	1.60%	1.70%	2.79%

If Fidelity had not reimbursed certain class expenses	0.39%	0.62%	1.54%	1.65%	2.73%

Fidelity California AMT Tax-Free Money Market - Service Class	0.21%	0.42%	1.35%	1.45%	2.54%

If Fidelity had not reimbursed certain class expenses	0.12%	0.36%	1.30%	1.41%	2.47%

Yield refers to the income paid by each class over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Municipal Securities - 98.7%
	Principal Amount (000s)	Value (000s)
Arizona - 0.1%
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.6%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 3,300	$ 3,300
California - 92.7%
ABAG Fin. Auth. for Nonprofit Corp. Rev.:
(Point Loma Nazarene Univ. Proj.) Series 2008, 0.37%, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
(Sharp Healthcare Proj.) Series 2009 A, 0.44%, LOC Bank of America NA, VRDN (b)	11,400	11,400
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 0.81% (Liquidity Facility Citibank NA) (b)(f)	4,175	4,175
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.64% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	62,485	62,485
Series EGL 07 0053, 0.63% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	3,465	3,465
Series Putters 3293, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500	2,500
Berkeley Gen. Oblig. TRAN 4% 10/29/09	5,000	5,057
California Cmntys. Note Prog. TRAN:
Series 2008 A3, 3% 6/30/09	12,150	12,204
Series 2008 A4, 3% 6/30/09	10,400	10,446
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series 1, 0.8% 4/7/09, CP	5,394	5,394
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series 2002 A, 5.5% 5/1/09	7,935	7,986
Series 2002 B1, 0.35%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	83,000	83,000
Series 2002 B3, 0.35%, LOC Bank of New York, New York, VRDN (b)	10,400	10,400
Series 2002 B4, 0.25%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	29,000	29,000
Series 2002 B5, 0.45%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (b)	12,900	12,900
Series 2002 C10, 0.5%, LOC Landesbank Hessen-Thuringen, VRDN (b)	20,270	20,270
Series 2002 C11, 0.3%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	45,765	45,765
Series 2002 C12, 0.5%, LOC Landesbank Hessen-Thuringen, VRDN (b)	21,500	21,500
Series 2002 C14, 0.4%, LOC WestLB AG, VRDN (b)	40,690	40,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 C4, 0.35%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (b)	$ 94,000	$ 94,000
Series 2005 G1, 0.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	1,260	1,260
Series 2005 G2, 0.3%, LOC Lloyds TSB Bank PLC, VRDN (b)	800	800
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.57% (Liquidity Facility Bank of America NA) (b)(f)	3,500	3,500
Series BBT 08 28, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,270	7,270
California Econ. Dev. Fing. Auth. Rev. (KQED, Inc. Proj.) Series 1996, 0.35%, LOC Wells Fargo Bank NA, VRDN (b)	1,120	1,120
California Econ. Recovery Bonds:
Series 2004 A:
5% 7/1/09	12,820	12,973
5.25% 1/1/10	14,680	15,180
Series 2008 A:
3% 7/1/09	3,000	3,018
5% 7/1/09	6,000	6,067
California Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1207, 0.57% (Liquidity Facility Bank of America NA) (b)(f)	2,230	2,230
Series BBT 2014, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	2,240	2,240
Series DB 373, 0.55% (Liquidity Facility Deutsche Bank AG) (b)(f)	4,822	4,822
Series EGL 07 0066, 0.63% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	10,550	10,550
Series Putters 2495, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,595	1,595
Series SGB 45, 0.63% (Liquidity Facility Societe Generale) (b)(f)	5,000	5,000
Participating VRDN Series Floaters 08 38C, 0.62% (Liquidity Facility Wells Fargo & Co.) (b)(f)	15,525	15,525
California Edl. Facility Auth. Stanford Univ. Rev.:
0.35% 3/19/09, CP	14,001	14,001
0.35% 3/19/09, CP	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Bonds:
4% 3/1/09	$ 12,140	$ 12,140
5.5% 4/1/09	3,000	3,010
5.5% 9/1/29 (Pre-Refunded to 9/1/09 @ 101) (e)	10,000	10,273
Participating VRDN:
Series MS 06 2178, 0.62% (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	8,587	8,587
Series ROC II R 11402, 0.85% (Liquidity Facility Citibank NA) (b)(f)	4,800	4,800
Series Solar 06 11, 0.57% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	22,750	22,750
Series 2003 A1, 0.35%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (b)	12,100	12,100
Series 2003 B1, 0.25%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	6,800	6,800
Series 2003 B2, 0.4%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	25,200	25,200
Series 2003 B3, 0.25%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	45,420	45,420
Series 2003 B4, 0.3%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	19,500	19,500
Series 2005 B2, 0.4%, LOC Societe Generale, VRDN (b)	2,040	2,040
Series 2005 B6, 0.4%, LOC KBC Bank NV, VRDN (b)	11,390	11,390
California Health Facilities Fing. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2006 C, 0.37%, VRDN (b)	31,665	31,665
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds (The J. Paul Getty Trust Proj.):
Series 2007 A2, 1.7%, tender 4/1/09 (b)	8,500	8,500
Series 2007 A3, 1.7%, tender 4/1/09 (b)	6,000	6,000
(California Academy of Sciences Proj.) Series 2008 E:
0.35%, LOC Northern Trust Co., Chicago, VRDN (b)	5,200	5,200
0.35%, LOC Wells Fargo Bank NA, VRDN (b)	4,800	4,800
(Los Angeles County Museum of Natural History Foundation Proj.) Series 2008 B, 0.35%, LOC Bank of New York, New York, VRDN (b)	7,500	7,500
(Orange County Performing Arts Ctr. Proj.) Series 2008 B, 0.37%, LOC Wells Fargo Bank NA, VRDN (b)	15,000	15,000
(RAND Corp. Proj.) Series 2008 A, 0.4%, LOC Bank of America NA, VRDN (b)	10,200	10,200
(The American Nat'l. Red Cross Proj.) Series 2008, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.):
Series 2008 A, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)	$ 3,000	$ 3,000
Series 2008 B, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 C, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	6,300	6,300
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.57% (Liquidity Facility Bank of America NA) (b)(f)	5,593	5,593
California State Univ. Rev. Series 2001 A:
0.3% 3/2/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,000	8,000
0.7% 5/6/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	15,126	15,126
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2004 K:
1.5% tender 3/2/09, CP mode	5,000	5,000
1.8% tender 3/5/09, CP mode	9,700	9,700
Series 2008 C, 1.95%, tender 5/28/09 (b)	12,000	12,000
Series D, 1.5% tender 3/2/09, CP mode	6,000	6,000
(Childrens Hosp. Los Angeles Proj.) Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (b)	16,000	16,000
(Cottage Health Sys. Obligated Group Proj.):
Series 2008 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	25,000	25,000
Series 2008 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	22,000	22,000
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 0.37%, VRDN (b)	12,000	12,000
Series 2003 A, 0.37%, VRDN (b)	8,200	8,200
Series 2003 D, 0.25%, VRDN (b)	12,800	12,800
Series 2004 J, 0.37%, VRDN (b)	30,000	30,000
Series 2004 M, 0.37%, VRDN (b)	62,280	62,280
Series 2008 A, 0.25%, VRDN (b)	14,000	14,000
(Los Angeles County Museum of Art Proj.):
Series 2008 B, 0.34%, LOC Wells Fargo Bank NA, VRDN (b)	23,000	23,000
Series 2008 C, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	15,420	15,420
Series 2008 B, 0.3% 3/4/09, CP	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2008 A, 0.37% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	$ 4,000	$ 4,000
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 0045, 1% (Liquidity Facility Citibank NA) (b)(f)	7,900	7,900
Series ROC II R 10397, 1.01% (Liquidity Facility Citibank NA) (b)(f)	3,980	3,980
Series 1988:
0.25% 3/12/09, CP	15,300	15,300
0.3% 4/7/09, CP	11,400	11,400
Series 1998:
0.65% 3/10/09, CP	37,200	37,200
0.65% 3/11/09, CP	10,000	10,000
Series 2008 B3, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	20,925	20,925
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,585	1,585
Fremont Gen. Oblig. TRAN 3% 9/29/09	12,700	12,796
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series Putters 2091, 0.82% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	21,065	21,065
Grossmont-Cuyamaca Cmnty. College District Participating VRDN Series WF 08 31Z, 0.62% (Liquidity Facility Wells Fargo & Co.) (b)(f)	11,450	11,450
Irvine Ranch Wtr. District Rev.:
(District #105 Impt. Proj.) Series 2008 B, 0.4%, LOC Landesbank Baden-Wuert, VRDN (b)	11,900	11,900
(District #105, 113, 135, 161, 182, 213, 235, 250, 261 Impt. Proj.) Series 2008 A, 0.45%, LOC Landesbank Baden-Wuert, VRDN (b)	37,100	37,100
Kern County Gen. Oblig. TRAN 3% 6/30/09	25,000	25,114
Los Angeles Cmnty. College District:
Participating VRDN:
Series EGL 08 57, 0.63% (Liquidity Facility Citibank NA) (b)(f)	7,400	7,400
Series Putters 2864, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,785	4,785
Series Putters 3287, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,500	4,500
Series ROC II R 12014, 0.96% (Liquidity Facility Citibank NA) (b)(f)	19,800	19,800
BAN Series A, 1% 4/30/09	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 0.4%, LOC Freddie Mac, VRDN (b)	$ 22,310	$ 22,310
Los Angeles County Gen. Oblig.:
TRAN Series A, 3% 6/30/09	22,000	22,100
0.35% 3/11/09, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	25,000	25,000
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev.:
(Malibu Meadows II Proj.) Series 1998 C, 0.45%, LOC Fannie Mae, VRDN (b)	1,300	1,300
(Malibu Meadows Proj.) Series 1998 B, 0.45%, LOC Fannie Mae, VRDN (b)	1,800	1,800
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series EGL 03 27, 1% (Liquidity Facility Citibank NA) (b)(f)	9,900	9,900
Los Angeles Dept. Arpt. Rev. Series 2002 C1, 0.4%, LOC BNP Paribas SA, VRDN (b)	10,900	10,900
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series BA 08 3040X, 0.92% (Liquidity Facility Bank of America NA) (b)(f)	6,665	6,665
Series EGL 06 10 Class A, 1.02% (Liquidity Facility Citibank NA) (b)(f)	15,950	15,950
Series EGL 7 05 3026, 1.02% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	81,100	81,100
Series Putters 1272, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,605	3,605
Series Putters 1302Z, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,995	7,995
Series Putters 3285, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,250	1,250
Series Putters 3327, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,495	7,495
Series 2001 B7, 0.35% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	6,000	6,000
Series 2002 A2, 0.32% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	2,700	2,700
0.65% 3/9/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	7,000	7,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0044, 1% (Liquidity Facility Citibank NA) (b)(f)	9,300	9,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN: - continued
Series EGL 06 0067, 1.02% (Liquidity Facility Citibank NA) (b)(f)	$ 20,500	$ 20,500
Series EGL 06 34 Class A, 1% (Liquidity Facility Citibank NA) (b)(f)	14,000	14,000
Series Putters 3309, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series Solar 06 48, 0.43% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,535	15,535
Los Angeles Gen. Oblig. TRAN 3% 6/30/09	96,300	96,747
Los Angeles Hsg. Auth. Multi-family Hsg. Rev. (Meadowridge Apt. Proj.) Series 1994 B, 0.47%, LOC Fannie Mae, VRDN (b)	600	600
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN Series PZ 158, 0.57% (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,950	7,950
Series 2004 A1, 1.52% 3/5/09, LOC Bank of America NA, CP	8,200	8,200
Los Angeles Unified School District:
Participating VRDN:
Series BA 08 1049, 0.92% (Liquidity Facility Bank of America NA) (b)(f)	22,800	22,800
Series BA 08 1069, 0.92% (Liquidity Facility Bank of America NA) (b)(f)	795	795
Series BBT 2037, 0.55% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	8,930	8,930
Series EGL 06 88 Class A, 1.02% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	4,515	4,515
Series EGL 07 0061, 1% (Liquidity Facility Citibank NA) (b)(f)	9,625	9,625
Series EGL 07 0155, 1.01% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	6,600	6,600
Series Putters 3319, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
TRAN Series A, 3% 7/30/09	42,000	42,254
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 3003, 0.82% (Liquidity Facility Citibank NA) (b)(f)	29,500	29,500
Series Putters 2254, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,790	5,790
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.: - continued
Series 2008 A, 0.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	$ 19,000	$ 19,000
Series 2008 F1, 0.4%, LOC Bank of America NA, VRDN (b)	68,510	68,510
Series 2008 F2, 0.4%, LOC Bank of America NA, VRDN (b)	10,000	10,000
0.7% 3/6/09 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	62,800	62,800
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.5%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,500	8,500
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN:
Series BA 08 1062, 0.57% (Liquidity Facility Bank of America NA) (b)(f)	6,525	6,525
Series BA 08 1087, 0.57% (Liquidity Facility Bank of America NA) (b)(f)	4,375	4,375
Series EGL 07 0044, 0.62% (Liquidity Facility Citibank NA) (b)(f)	16,680	16,680
Series EGL 07 71, 0.63% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	16,600	16,600
Series 2000 B2, 0.3% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (b)	22,500	22,500
Series 2001 C2, 0.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	12,000	12,000
Series 2008 A1, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	40,000	40,000
Series 2008 A2, 0.34% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	69,130	69,130
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (b)	28,100	28,100
Morgan Hill Redev. Agcy. Tax (Ojo de Agua Redev. Proj.) Series 2008 A, 0.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	2,665	2,665
Northern California Transmission Auth. Rev. Series B, 0.6% 3/13/09, LOC WestLB AG, CP	14,200	14,200
Orange County Apt. Dev. Rev.:
(Aliso Creek Proj.) Series 1992 B, 0.28%, LOC Freddie Mac, VRDN (b)	18,300	18,300
(Riverbend Apts. Proj.) Series 1999 B, 0.45%, LOC Freddie Mac, VRDN (b)	9,850	9,850
Orange County Irvine Coast Assessment District #88 1 0.35%, LOC KBC Bank NV, LOC Kredietbank NV, VRDN (b)	2,550	2,550
Orange County Rfdg. Recovery TRAN 3% 6/30/09	13,700	13,766
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Sanitation District Ctfs. of Prtn.:
Participating VRDN:
Series BA 07 1039, 0.92% (Liquidity Facility Bank of America NA) (b)(f)	$ 4,000	$ 4,000
Series ROC II R 11304, 1.01% (Liquidity Facility Citibank NA) (b)(f)	14,435	14,435
BAN Series 2008 C, 2.5% 12/10/09	40,000	40,468
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2008 A, 0.42% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	35,100	35,100
Peralta Cmnty. College District Gen. Oblig. Participating VRDN Series BA 08 3032X, 0.92% (Liquidity Facility Bank of America NA) (b)(f)	3,490	3,490
Rancho Wtr. District Fing. Auth. Rev.:
Participating VRDN Series BA 08 3024X, 0.92% (Liquidity Facility Bank of America NA) (b)(f)	7,140	7,140
Series 2008 B, 0.7%, LOC UBS AG, VRDN (b)	5,150	5,150
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.39%, LOC Union Bank of California, VRDN (b)	6,600	6,600
Riverside County Gen. Oblig. Series B:
0.47% 5/6/09, LOC Bank of Nova Scotia, New York Agcy., CP	4,522	4,522
0.55% 6/11/09, LOC Bank of Nova Scotia, New York Agcy., CP	11,093	11,093
0.6% 3/12/09, LOC Bank of Nova Scotia, New York Agcy., CP	4,190	4,190
0.65% 3/5/09, LOC Bank of Nova Scotia, New York Agcy., CP	7,800	7,800
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.4%, LOC Bank of America NA, VRDN (b)	20,500	20,500
Riverside Elec. Rev.:
Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (b)	2,000	2,000
Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series Putters 2821, 0.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	6,620	6,620
Sacramento Multi-family Hsg. Auth. Rev. (Smoketree Apts. Proj.) Series 1990 A, 0.47%, LOC Fannie Mae, VRDN (b)	6,715	6,715
Sacramento Muni. Util. District Elec. Rev. Series 2007 J, 0.65% 3/4/09, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	6,500	6,500
San Bernardino County Multi-family Rev. (Evergreen Apts. Proj.) Series 1999 A, 0.45%, LOC Fannie Mae, VRDN (b)	16,600	16,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County & School District TRAN Series 2008 B, 3.5% 6/30/09	$ 11,000	$ 11,067
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 1.3% 3/2/09 (Liquidity Facility Dexia Cr. Local de France), CP	8,500	8,500
San Diego Unified School District:
Participating VRDN Series SGA 01 120, 0.65% (Liquidity Facility Societe Generale) (b)(f)	22,565	22,565
TRAN Series A, 3% 7/1/09	23,200	23,305
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,660	16,660
Series ROC II R 12020, 0.63% (Liquidity Facility Citibank NA) (b)(f)	5,885	5,885
San Francisco City & County Gen. Oblig. Participating VRDN Series BA 08 3318, 1.02% (Liquidity Facility Bank of America NA) (b)(f)	2,500	2,500
San Francisco City & County Pub. Util. Commission Wtr. Rev. 2.75% 3/12/09, LOC Bank of America NA, CP	27,200	27,200
San Francisco County Trans. Auth.:
Series 2004 A, 0.4% 3/26/09 (Liquidity Facility Landesbank Baden-Wuert), CP	7,500	7,500
Series 2004 B, 0.75% 3/2/09 (Liquidity Facility Landesbank Baden-Wuert), CP	10,000	10,000
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 0.57% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	17,695	17,695
San Gabriel Valley Govt. 0.48% 5/4/09, LOC Bayerische Landesbank Girozentrale, CP	9,800	9,800
San Jose Redev. Agcy. Rev. (Merged Area Redev. Proj.) Series 1996 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	3,475	3,475
San Mateo County Cmnty. College District Participating VRDN Series ROC II R 12120, 0.63% (Liquidity Facility Citibank NA) (b)(f)	8,830	8,830
San Mateo-Foster City School District BAN Series 2009, 1.75% 3/1/10 (a)	6,300	6,367
San Ramon Valley Union School District TRAN Series 2008, 3.25% 11/17/09	20,000	20,278
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.4%, LOC Bank of America NA, VRDN (b)	26,600	26,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 0.55% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	$ 7,415	$ 7,415
Sequoia Union High School District TRAN 2.5% 6/30/09	17,000	17,047
Sonoma County Gen. Oblig. TRAN 3% 10/29/09	47,300	47,815
South Placer Wastewtr. Auth. Rev.:
Series 2008 A, 0.75%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	9,200	9,200
Series 2008 B, 0.75%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	3,900	3,900
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series 2007-1 1.42% (Liquidity Facility KBC Bank NV), VRDN (b)	42,560	42,560
(Palo Verde Proj.) Series 2008 A, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	8,000	8,000
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,585	4,585
Tustin Impt. Board Act 1915 (Reassessment District No. 95 Proj.) Series 2A, 0.45%, LOC Bank of New York, New York, VRDN (b)	8,269	8,269
Univ. of California Revs.:
Participating VRDN:
Series EGL 7050006 Class A, 1.02% (Liquidity Facility Citibank NA) (b)(f)	4,890	4,890
Series Putters 2475, 0.55% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,170	1,170
Series Solar 06 39, 0.57% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,140	10,140
Series A:
0.3% 3/10/09, CP	6,500	6,500
0.3% 4/3/09, CP	6,900	6,900
0.35% 3/10/09, CP	1,000	1,000
0.35% 5/1/09, CP	9,800	9,800
0.37% 3/18/09, CP	2,500	2,500
Ventura County Gen. Oblig. TRAN 3.5% 7/1/09	30,000	30,188
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.47%, LOC Bank of America NA, VRDN (b)	11,000	11,000
		3,142,373
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - 0.3%
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.5%, LOC Fannie Mae, VRDN (b)	$ 1,225	$ 1,225
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Winterscreek Apt. Proj.) 0.67%, LOC Fannie Mae, VRDN (b)	2,200	2,200
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.55%, LOC Wachovia Bank NA, VRDN (b)	5,325	5,325
		8,750
Indiana - 0.1%
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	1,525	1,525
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.65%, LOC Royal Bank of Scotland PLC, VRDN (b)	2,000	2,000
		3,525
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.65%, LOC KBC Bank NV, VRDN (b)	5,000	5,000
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Series 2006 A, 1.2% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	15,000	15,000
Minnesota - 0.3%
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2008 B, 0.61% (Assured Guaranty Corp. Insured), VRDN (b)	10,930	10,930
Nevada - 0.2%
Nevada Gen. Oblig. Participating VRDN Series Merlots D202, 1.15% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,740	6,740
New York - 0.1%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000 C, 0.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	2,400	2,400
North Carolina - 0.3%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.58% (Liquidity Facility Wachovia Bank NA), VRDN (b)	8,600	8,600
Pennsylvania - 0.6%
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,850	8,850
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.55%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Rev. (William Penn Charter School Proj.) Series 2008, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 3,400	$ 3,400
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,500	3,500
		19,750
Puerto Rico - 1.1%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.45%, LOC UBS AG, VRDN (b)	4,800	4,800
Series 2007 A7, 0.35%, LOC UBS AG, VRDN (b)	9,600	9,600
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	11,300	11,363
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	6,300	6,335
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	5,700	5,732
		37,830
South Carolina - 0.4%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.58%, LOC Wachovia Bank NA, VRDN (b)	5,000	5,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.62%, LOC Landesbank Baden-Wuert, VRDN (b)	9,400	9,400
		14,400
Texas - 0.3%
Houston Util. Sys. Rev. Series 2004 A, 1.6% 3/2/09 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	5,200	5,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.4%, VRDN (b)	6,500	6,500
		11,700
Virginia - 0.4%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.55%, LOC Wachovia Bank NA, VRDN (b)	7,095	7,095
Hanover County Eda Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.54%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,850	6,850
		13,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Lutheran College Proj.) 0.65%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 4,570	$ 4,570
	Shares
Other - 1.1%
Fidelity Tax-Free Cash Central Fund, 0.54% (c)(d)	37,480	37,480
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $3,346,293)		3,346,293
NET OTHER ASSETS - 1.3%		44,672
NET ASSETS - 100%		$ 3,390,965
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,587,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Participating VRDN Series MS 06 2178, 0.62% (Liquidity Facility Wells Fargo & Co.)	12/12/07	$ 8,587
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,478
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,346,293	$ -	$ 3,346,293	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,308,813)	$ 3,308,813
Fidelity Central Funds (cost $37,480)	37,480
Total Investments (cost $3,346,293)		$ 3,346,293
Cash		1,158
Receivable for investments sold		47,125
Receivable for fund shares sold		4,463
Interest receivable		11,206
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		355
Receivable from investment adviser for expense reductions		117
Other receivables		8
Total assets		3,410,741

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,367
Payable for fund shares redeemed	12,527
Distributions payable	93
Accrued management fee	584
Distribution fees payable	2
Other affiliated payables	203
Total liabilities		19,776

Net Assets		$ 3,390,965
Net Assets consist of:
Paid in capital		$ 3,390,955
Accumulated undistributed net realized gain (loss) on investments		10
Net Assets		$ 3,390,965

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009

California AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($1,306,041 ÷ 1,305,608 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,075,985 ÷ 2,075,669 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($8,939 ÷ 8,938 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2009

Investment Income
Interest		$ 86,818
Income from Fidelity Central Funds		1,478
Total income		88,296

Expenses
Management fee	$ 9,561
Transfer agent fees	3,306
Distribution fees	37
Independent trustees' compensation	20
Money Market Guarantee Program fee	934
Total expenses before reductions	13,858
Expense reductions	(3,030)	10,828
Net investment income		77,468
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		451
Net increase in net assets resulting from operations		$ 77,919

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 77,468	$ 142,307
Net realized gain (loss)	451	1,168
Net increase in net assets resulting from operations	77,919	143,475
Distributions to shareholders from net investment income	(77,467)	(142,277)
Distributions to shareholders from net realized gain	(1,136)	(705)
Total distributions	(78,603)	(142,982)
Share transactions - net increase (decrease)	(1,762,354)	1,941,795
Total increase (decrease) in net assets	(1,763,038)	1,942,288

Net Assets
Beginning of period	5,154,003	3,211,715
End of period	$ 3,390,965	$ 5,154,003

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California AMT Tax-Free Money Market

Years ended February 28,

2009

2008 D

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.032	.032	.023	.010
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations	.015	.032	.032	.023	.010
Distributions from net investment income	(.015)	(.032)	(.032)	(.023)	(.010)
Distributions from net realized gain	- E	- E	- E	-	-
Total distributions	(.015)	(.032)	(.032)	(.023)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.50%	3.27%	3.24%	2.34%	1.04%
Ratios to Average Net Assets B, C
Expenses before reductions	.32%	.32%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.32%	.31%	.35%	.35%	.35%
Expenses net of all reductions	.29%	.24%	.27%	.27%	.31%
Net investment income	1.55%	3.21%	3.19%	2.34%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,306	$ 2,022	$ 3,212	$ 2,206	$ 1,495

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,

2009

2008 E,G

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.029
Net realized and unrealized gain (loss) H	-	-
Total from investment operations	.016	.029
Distributions from net investment income	(.016)	(.029)
Distributions from net realized gain	- H	- H
Total distributions	(.016)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.60%	2.90%
Ratios to Average Net Assets D, F
Expenses before reductions	.27%	.25% A
Expenses net of fee waivers, if any	.22%	.20% A
Expenses net of all reductions	.19%	.13% A
Net investment income	1.65%	3.22% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,076	$ 3,116

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended February 28,

2009

2008 E, G

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.026
Net realized and unrealized gain (loss) H	-	-
Total from investment operations	.013	.026
Distributions from net investment income	(.013)	(.026)
Distributions from net realized gain	- H	- H
Total distributions	(.013)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.35%	2.67%
Ratios to Average Net Assets D, F
Expenses before reductions	.52%	.50% A
Expenses net of fee waivers, if any	.47%	.45% A
Expenses net of all reductions	.44%	.38% A
Net investment income	1.40%	2.84% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 16

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. On April 13, 2009, the Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through September 18, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Undistributed ordinary income	11

Cost for federal income tax purposes	$ 3,346,293

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Tax-exempt Income	$ 77,467	$ 142,277
Ordinary Income	610	-
Long-term Capital Gains	526	705
Total	$ 78,603	$ 142,982

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 37	$ 16

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
California AMT Tax-Free Money Market	$ 1,821.10
Institutional Class	1,478.05
Service Class	7.05
	$ 3,306

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, including commitment fees, and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $1,467 and $7, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $384. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
California AMT Tax-Free Money Market	$ 445
Institutional Class	723
Service Class	4
$ 1,172

Annual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28 and February 29,	2009	2008 A
From net investment income
California AMT Tax-Free Money Market	$ 28,242	$ 71,579
Institutional Class	49,005	70,531
Service Class	220	167
Total	$ 77,467	$ 142,277
From net realized gain
California AMT Tax-Free Money Market	$ 443	$ 486
Institutional Class	688	218
Service Class	5	1
Total	$ 1,136	$ 705

A Distributions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended February 28 and February 29,	2009	2008 A
California AMT Tax-Free Money Market Shares sold	1,482,875	2,856,070
Reinvestment of distributions	26,208	65,874
Shares redeemed	(2,225,022)	(4,111,171)
Net increase (decrease)	(715,939)	(1,189,227)
Institutional Class Shares sold	2,607,136	5,052,530
Reinvestment of distributions	44,418	63,852
Shares redeemed	(3,690,874)	(2,001,393)
Net increase (decrease)	(1,039,320)	3,114,989
Service Class Shares sold	24,433	31,160
Reinvestment of distributions	219	152
Shares redeemed	(31,747)	(15,279)
Net increase (decrease)	(7,095)	16,033

A Share transactions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the market volatility. As a result, the Fund's cash position may be significant during the period.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Fidelity California AMT Tax-Free Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California AMT Tax-Free Money Market Fund (a fund of Fidelity California Municipal Trust II) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California AMT Tax-Free Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended for Michael E. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2009, $232,549, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCM-UANN-0409
1.855628.101

Item 2. Code of Ethics

As of the end of the period, February 28, 2009, Fidelity California Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market Fund (the "Funds"):

Services Billed by PwC

February 28, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California AMT Tax-Free Money Market Fund	$52,000	$-	$2,000	$4,800
Fidelity California Municipal Money Market Fund	$50,000	$-	$2,000	$5,600

February 29, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California AMT Tax-Free Money Market Fund	$53,000	$-	$2,000	$2,700
Fidelity California Municipal Money Market Fund	$46,000	$-	$2,000	$3,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2009A	February 29, 2008A
Audit-Related Fees	$2,985,000	$220,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2009 A	February 29, 2008 A
PwC	$3,420,000	$1,525,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 28, 2009